Summary of Contractual Maturities of Available-for-sale and Held-to-maturity Securities (Detail) (JPY ¥) In Millions	Mar. 31, 2011
Available-for-Sale Cost
Due within 1 year	¥ 12,903	[1]
Due after 1 year to 5 years	6,484	[1]
Due after 5 years	1,063	[1]
Equity securities	275,328	[1]
Available for Sale Securities, Acquisition Cost, Total	295,778	[1]
Available-for-Sale Aggregate Fair Value
Due within 1 year	12,834
Due after 1 year to 5 years	5,584
Due after 5 years	930
Equity securities	331,274
Available-for-sale Securities, Total	350,622
Held-to-Maturity Cost
Due within 1 year	31,178	[1]
Due after 1 year to 5 years	39,287	[1]
Due after 5 years		[1]
Held-to-maturity Securities, Total	70,465	[1]
Held-to-Maturity Aggregate Fair Value
Due within 1 year	31,220
Due after 1 year to 5 years	39,304
Due after 5 years
Held-to-maturity Securities, Fair Value, Total	¥ 70,524

[1]	Cost represents amortized cost for held-to-maturity securities and acquisition cost for available-for-sale securities. The cost basis of the individual securities is written down to fair value as a new cost basis when other-than-temporary impairment is recognized.